FORM 13F INFORMATION TABLE
                              UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2006
                                                ------------------------

Check here if Amendment [X]; Amendment Number: 2
                                                  -----
   This Amendment (Check only one.):  [ X ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Peloton Partners LLP
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Address:   17 Broadwick Street
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           London, United Kingdom  W1F ODJ
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Form 13F File Number:     028-12176
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Geoffrey Grant
           --------------------------------------------------
Title:     Chief Investment Officer
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Phone:     44-207-317-9500
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Geoffrey Grant          London, United Kingdom         03/30/07
       ------------------------   ------------------------------  ----------



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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




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Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        24
                                               -------------

Form 13F Information Table Value Total:        154,818
                                               -------------
                                                thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE


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NAME OF                        TITLE                         VALUE    SHRS OR   SH/  PUT/ INVESTMENT OTHER
ISSUER                        OF CLASS          CUSIP      (X $1000)  PRN AMT   PRN  CALL DISCRETION MANAGERS    SOLE  SHARED  NONE

ASTORIA FINL CORP              COM             046265104      3727     122,348  Sh           SOLE              122,348    0      0

ASSURANT INC                   COM             04621X108      3785      68,191  Sh           SOLE               68,191    0      0

BEAR STEARNS COS INC           COM              73902108      6808      41,479  Sh           SOLE               41,479    0      0

BOYD GAMING CORP               COM             103304101      1443      31,800  Sh           SOLE               31,800    0      0

CADIZ INC                      COM NEW         127537207     24845   1,134,478  Sh           SOLE            1,134,478    0      0

FORD MTR CO                    COM PAR $0.01   345370860      6412     852,600  Sh           SOLE              852,600    0      0

FIELDSTONE INVT CORP           COM             31659U300      2215     501,222  Sh           SOLE              501,222    0      0

FOMENTO ECONOMICO MEXICANO S   SPONSORED ADR   344419106      4338      37,500  Sh           SOLE               37,500    0      0

GAMETECH INTERNATIONAL INC     COM             36466D102       161      13,400  Sh           SOLE               13,400    0      0

GOLDMAN SACHS GROUP INC        COM             38141G104      9849      48,800  Sh           SOLE               48,800    0      0

GATEWAY INC                    COM             367626108       903     443,100  Sh           SOLE              443,100    0      0

HELIX ENERGY SOLUTIONS GRP I   COM             42330P107      2058      65,800  Sh           SOLE               65,800    0      0

JACUZZI BRANDS INC             COM             469865109      3191     256,300  Sh           SOLE              256,300    0      0

MIDAS GROUP INC                COM             595626102      1549      66,400  Sh           SOLE               66,400    0      0

MORGAN STANLEY                 COM NEW         617446448      3116      38,094  Sh           SOLE               38,094    0      0

PINNACLE AIRL CORP             COM             723443107       509      49,000  Sh           SOLE               49,000    0      0

PORTLAND GEN ELEC CO           COM NEW         736508847       917      33,634  Sh           SOLE               33,634    0      0

SEMICONDUCTOR HLDRS TR         DEP RCPT        816636203      2200      65,000  Sh           SOLE               65,000    0      0

YAHOO INC                      COM             984332106      1142      40,000  Sh           SOLE               40,000    0      0

FORD MTR CO DEL                CALL            345370900       200     200,000  PRN  CALL    SOLE              200,000    0      0

ALLERGAN INC                   NOTE 1.500% 4/0 018490AL6      7500   7,500,000  PRN          SOLE            7,500,000    0      0

FORD MTR CO DEL                COM PAR $0.01   345370860     40000  40,000,000  PRN          SOLE           40,000,000    0      0

OMNICARE INC                   DBCV 3.250%12/1 681904AL2     15000  15,000,000  PRN          SOLE           15,000,000    0      0

PINNACLE AIRL CORP             NOTE 3.250% 2/1 723443AB3     12950  12,950,000  PRN          SOLE           12,950,000    0      0

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